U.S. SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                            FORM 24F-2
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2

1.   Name and address of issuer:   Alexander Hamilton Variable Annuity Separate
                                   Account, 32991 Hamilton Court, Farmington
                                   Hills, MI 48334

2.   Name of each series or class of funds for which this notice is filed:

3.   Investment Company Act File Number:     811-8374

     Securities Act File Number:   33-75714

4.   Last day of fiscal year for which this notice is filed:          12/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:_______

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

9.   Number and aggregate sale price of securities sold during the fiscal year:

          $10,515,005.80 or 5,956,789 Units

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2.

          $10,515,005.80 or 5,956,789 Units

11. Number and aggregate sale price of securities issued during the fiscal year in connection with the dividend reinvestment plans, if applicable (see Instruction B.7):
12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):
                                                   $10,515,005.80

     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                                              + 0

     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                   -$6,573,669.26

     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                                               +0

     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line (iii), plus line (iv)] (if applicable):

                                                    $3,941,336.54

     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                         x 1/3300

     (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:$1,194.34

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17CFR 202.3a)
                                                              [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          March 3, 1997

                            SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


                         ALEXANDER HAMILTON VARIABLE ANNUITY
                         SEPARATE ACCOUNT

                         By:       ALEXANDER HAMILTON  LIFE INSURANCE
                                   COMPANY OF AMERICA


                         By:       /s/ J. Gregory Poole
                                   J. Gregory Poole, Assistant Secretary

Date:     March 3, 1997
     *Please print the name and title of the signing officer below the signature.



March 3, 1997

Alexander Hamilton Life Insurance Company of America
32991 Hamilton Court
Farmington Hills, MI 48334

Gentlemen:

In my capacity as Attorney of Alexander Hamilton Life Insurance Company of America ("Company"), I have supervised and participated in the preparation of Rule 24f-2 Notice to be filed by the Company and Alexander Hamilton Separate Account A ("Account") with the Securities and Exchange Commission under the Securities Act of 1933 and relating to individual variable annuity contracts participating in the account. I am of the following opinion:

1. The Account is a separate account of the Company duly created and validly existing under Michigan law.

2. The individual variable annuity contracts were legally issued in accordance with the prospectuses contained in the Registration Statement to which the Notice relates and are legal and binding obligations of the Company in accordance with their terms. Such contracts are fully paid and non-assessable.

3. The assets held in the Account are not chargeable with liabilities arising out of any other business the Company may conduct.

In arriving at the foregoing opinion, I have made such examination of law and examined such other records and documents as in my judgment are necessary or appropriate.

I hereby consent to the filing of this opinion as an exhibit to the Notice.

Very truly yours,

/s/ J. Gregory Poole

J. Gregory Poole